SHARE BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted (in shares)	234,974
Outstanding sjare options, weighted average exercise price (in dollars per share)	$ 30.00	$ 30.00
Share options non-vested, outstanding (in shares)	356,843	356,843	182,805
Nonvested share options, weighted average exercise price (in dollars per share)	$ 26.84	$ 26.84	$ 22.25
Non-vested share options, weighted average remaining contractual term		4 years 7 months 6 days	4 years 6 months
Share options vested and expected to vest, outstanding (in shares)	59,037	59,037	0
Weighted average adjusted exercise price, vested and expected to vest (in dollars per share)	$ 20.75	$ 20.75
Outstanding share options, weighted-average remaining contractual term		4 years
Other liabilities, cash-settled share option awards	$ 0.3	$ 0.3	$ 0.2
Synthetic share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of award, period	5 years
Award vesting period	3 years
Estimated expected life	2 years 6 months
Term of award, non-vested share options	3 years
Estimated dividend yield percentage	0.00%
Fair value, share options value	$ 2.5	$ 2.5	$ 0.9
Synthetic share options | Tranche one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Share option vesting schedule, percentage	33.00%
Synthetic share options | Tranche two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	2 years
Share option vesting schedule, percentage	33.00%
Synthetic share options | Tranche three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years